Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	$ 25,256	$ 7,402	$ 1,068
Subsequent reversal/utilization of valuation allowance	(4)	(270)	(12)
Additions to valuation allowance	214	15,597	4,583
Exchange differences	(107)	36	13
Balance at end of year	18,333	25,256	7,402
Divestiture
Valuation Allowance [Line Items]
Divestitures	(7,026)		(874)
Acquisition 1
Valuation Allowance [Line Items]
Acquisitions		$ 2,491	$ 2,624